Fair Value Measurements (Details) - Schedule of key inputs used in the valuation of the investor warrant liability - $ / shares				1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2021	Oct. 13, 2021	Mar. 25, 2021	Mar. 25, 2021	Jan. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price (in Dollars per share)	$ 0.01	$ 0.01	$ 36.909	$ 36.909		$ 36.91	$ 36.91	$ 36.91	$ 36.91
Time to liquidation (years)	2 months 19 days		9 months		1 year	1 year 3 months	1 year	5 months 1 day	6 months
Risk free rate	0.05%		0.06%		0.10%	0.01%	0.10%	2.25%	0.19%
Expected Volatility	59.65%		93.96%		102.90%	118.40%	102.90%	56.51%	62.67%
Probability of initial public offering occurrence								95.00%	95.00%
Probability of equity financing occurrence								5.00%	5.00%
Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price (in Dollars per share)									$ 0.01
Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price (in Dollars per share)									36.909
Discount warrant liability [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price (in Dollars per share)			$ 36.909	$ 36.909				$ 0.01	0.01
Time to liquidation (years)				9 months				5 months 1 day
Risk free rate				0.06%				2.25%
Expected Volatility				93.96%				56.51%
Probability of initial public offering occurrence				50.00%				95.00%
Probability of equity financing occurrence				50.00%				5.00%
Discount warrant liability [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price (in Dollars per share)								$ 36.909	$ 36.909
Discount warrant liability [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price (in Dollars per share)	$ 0.01	$ 0.01
Time to liquidation (years)		2 months 19 days							6 months
Risk free rate		0.05%							0.19%
Expected Volatility		59.65%							62.67%
Probability of initial public offering occurrence		60.00%							95.00%
Probability of equity financing occurrence		40.00%							5.00%